AXS Change Finance ESG ETF
SCHEDULE OF INVESTMENTS
As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.0%
	APPAREL — 2.5%
2,824	Deckers Outdoor Corp.*	$988,202
9,138	NIKE, Inc. - Class B	846,910
23,736	VF Corp.	670,542
		2,505,654
	BANKS — 0.9%
21,656	Bank of New York Mellon Corp.	911,934
	BUILDING MATERIALS — 1.0%
23,849	Carrier Global Corp.	948,236
	CHEMICALS — 1.9%
5,913	Ecolab, Inc.	928,755
8,003	PPG Industries, Inc.	913,782
		1,842,537
	COMMERCIAL SERVICES — 4.6%
4,169	Automatic Data Processing, Inc.	1,007,647
13,951	Block, Inc.*	838,037
3,407	Moody's Corp.	902,412
9,962	PayPal Holdings, Inc.*	832,624
2,772	S&P Global, Inc.	890,505
		4,471,225
	COMPUTERS — 6.0%
3,526	Accenture PLC - Class A1	1,001,031
6,320	Apple, Inc.	969,109
15,505	Cognizant Technology Solutions Corp. - Class A	965,186
5,378	Crowdstrike Holdings, Inc. - Class A*	866,934
18,943	Fortinet, Inc.*	1,082,782
7,656	International Business Machines Corp.	1,058,748
		5,943,790
	COSMETICS/PERSONAL CARE — 0.8%
3,917	Estee Lauder Cos., Inc. - Class A	785,319
	DISTRIBUTION/WHOLESALE — 3.2%
20,355	Fastenal Co.	983,757
19,729	LKQ Corp.	1,097,722
1,804	W.W. Grainger, Inc.	1,054,167
		3,135,646
	DIVERSIFIED FINANCIAL SERVICES — 8.0%
6,142	American Express Co.	911,780
3,476	Ameriprise Financial, Inc.	1,074,501

AXS Change Finance ESG ETF
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	DIVERSIFIED FINANCIAL SERVICES (Continued)
1,522	BlackRock, Inc.	$983,075
13,219	Charles Schwab Corp.	1,053,158
5,007	CME Group, Inc.	867,713
9,745	Intercontinental Exchange, Inc.	931,330
3,036	Mastercard, Inc. - Class A	996,354
4,923	Visa, Inc. - Class A	1,019,849
		7,837,760
	ENERGY-ALTERNATE SOURCES — 1.6%
3,097	Enphase Energy, Inc.*	950,779
25,739	Sunrun, Inc.*	579,385
		1,530,164
	FOOD — 1.1%
12,038	Sysco Corp.	1,042,009
	HAND/MACHINE TOOLS — 0.9%
11,245	Stanley Black & Decker, Inc.	882,620
	HEALTHCARE-PRODUCTS — 4.9%
9,129	Abbott Laboratories	903,223
4,574	Intuitive Surgical, Inc.*	1,127,354
10,563	Medtronic PLC[1]	922,572
4,233	Stryker Corp.	970,373
1,741	Thermo Fisher Scientific, Inc.	894,822
		4,818,344
	HEALTHCARE-SERVICES — 2.0%
11,082	Centene Corp.*	943,411
4,573	HCA Healthcare, Inc.	994,490
		1,937,901
	HOUSEHOLD PRODUCTS/WARES — 1.9%
12,479	Church & Dwight Co., Inc.	925,068
7,882	Kimberly-Clark Corp.	980,994
		1,906,062
	INSURANCE — 3.1%
3,421	Aon PLC - Class A1	962,977
5,004	Chubb Ltd.[1]	1,075,310
6,127	Marsh & McLennan Cos., Inc.	989,449
		3,027,736
	INTERNET — 3.9%
9,352	Alphabet, Inc. - Class A*	883,857

AXS Change Finance ESG ETF
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INTERNET (Continued)
9,262	Alphabet, Inc. - Class C*	$876,741
4,075	Netflix, Inc.*	1,189,411
5,364	Palo Alto Networks, Inc.*	920,409
		3,870,418
	IRON/STEEL — 1.1%
8,191	Nucor Corp.	1,076,134
	LODGING — 1.0%
5,919	Marriott International, Inc. - Class A	947,691
	MACHINERY-DIVERSIFIED — 1.0%
3,939	Rockwell Automation, Inc.	1,005,627
	MEDIA — 0.9%
8,641	Walt Disney Co.*	920,612
	PHARMACEUTICALS — 9.5%
6,868	AmerisourceBergen Corp.	1,079,787
3,729	Becton, Dickinson and Co.	879,932
13,337	Bristol-Myers Squibb Co.	1,033,217
3,296	Cigna Corp.	1,064,806
3,094	Eli Lilly & Co.	1,120,307
5,792	Johnson & Johnson	1,007,634
2,824	McKesson Corp.	1,099,581
11,053	Merck & Co., Inc.	1,118,564
20,937	Pfizer, Inc.	974,617
		9,378,445
	REITS — 2.9%
1,557	Equinix, Inc.*	881,947
8,191	Prologis, Inc.*	907,153
9,587	Simon Property Group, Inc.*	1,044,792
		2,833,892
	RETAIL — 6.5%
6,235	Genuine Parts Co.	1,108,957
1,400	O'Reilly Automotive, Inc.*	1,172,038
10,711	Ross Stores, Inc.	1,024,936
14,821	TJX Cos., Inc.	1,068,594
2,278	Ulta Beauty, Inc.*	955,325
28,167	Walgreens Boots Alliance, Inc.	1,028,095
		6,357,945

AXS Change Finance ESG ETF
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SEMICONDUCTORS — 9.3%
12,597	Advanced Micro Devices, Inc.*	$756,576
6,506	Analog Devices, Inc.	927,886
1,926	Broadcom, Inc.	905,451
33,277	Intel Corp.	946,065
20,741	Marvell Technology, Inc.	823,003
14,956	Microchip Technology, Inc.	923,383
18,315	Micron Technology, Inc.	990,842
7,452	NVIDIA Corp.	1,005,796
7,697	QUALCOMM, Inc.	905,629
5,912	Texas Instruments, Inc.	949,645
		9,134,276
	SOFTWARE — 12.7%
3,114	Adobe, Inc.*	991,809
4,771	Autodesk, Inc.*	1,022,425
5,912	Cadence Design Systems, Inc.*	895,018
7,733	Electronic Arts, Inc.	974,049
11,217	Fidelity National Information Services, Inc.	930,899
9,203	Fiserv, Inc.*	945,516
2,277	Intuit, Inc.	973,418
3,920	Microsoft Corp.	909,950
13,719	Oracle Corp.	1,071,042
8,083	Paychex, Inc.	956,300
6,192	Salesforce, Inc.*	1,006,757
2,202	ServiceNow, Inc.*	926,469
3,047	Synopsys, Inc.*	891,400
		12,495,052
	TELECOMMUNICATIONS — 2.1%
57,248	AT&T, Inc.	1,043,631
22,183	Cisco Systems, Inc.	1,007,774
		2,051,405
	TOYS/GAMES/HOBBIES — 0.8%
12,303	Hasbro, Inc.	802,771
	TRANSPORTATION — 0.9%
5,173	United Parcel Service, Inc. - Class B	867,874

AXS Change Finance ESG ETF
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	WATER — 1.0%
6,482	American Water Works Co., Inc.	$942,094
	TOTAL COMMON STOCKS
	(Cost $106,898,871)	96,211,173
	TOTAL INVESTMENTS — 98.0%
	(Cost $106,898,871)	96,211,173
	Other Assets in Excess of Liabilities — 2.0%	2,009,052
	TOTAL NET ASSETS — 100.0%	$98,220,225

PLC – Public Limited Company

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.